UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL CASH RESERVES

FORM N-Q

NOVEMBER 30, 2014

Notes to Schedule of Investments (unaudited)

Investments in Prime Cash Reserves Portfolio, at value $8,525,669,876.

1. Organization and significant accounting policies

Western Asset Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (53.1% at November 30, 2014) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The new rules will take effect in stages over the next two years.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.5%
Asset-Backed Commercial Paper - 0.2%
Old Line Funding LLC	0.180%	1/7/15	$40,000,000	$39,992,600	(a)(b)

Certificates of Deposit - 24.7%
Bank of Montreal	0.190%	1/12/15	40,000,000	40,000,000
Bank of Montreal	0.210%	1/12/15	130,000,000	130,002,094
Bank of Montreal	0.170%	2/10/15	25,000,000	25,000,000
Bank of Montreal	0.170%	2/19/15	50,000,000	50,000,000
Bank of Montreal	0.230%	3/4/15	29,000,000	29,000,747
Bank of Montreal	0.230%	5/14/15	100,000,000	100,000,000
Bank of Nova Scotia	0.210%	1/16/15	43,000,000	43,000,000
Bank of Nova Scotia	0.220%	2/6/15	100,000,000	99,999,070
Bank of Tokyo-Mitsubishi UFJ NY	0.240%	12/1/14	25,000,000	25,000,000
BNP Paribas NY Branch	0.300%	2/26/15	100,000,000	100,000,000
BNP Paribas NY Branch	0.240%	3/4/15	25,000,000	25,000,000
BNP Paribas NY Branch	0.300%	4/15/15	122,000,000	122,000,000
Canadian Imperial Bank of Commerce	0.200%	1/15/15	140,000,000	140,000,000
Canadian Imperial Bank of Commerce	0.110%	1/28/15	25,000,000	24,999,199
Canadian Imperial Bank of Commerce	0.220%	2/17/15	96,455,000	96,455,000
Citibank N.A.	0.240%	1/8/15	3,550,000	3,550,075
Citibank N.A.	0.240%	4/2/15	190,000,000	190,000,000
Citibank N.A.	0.220%	4/6/15	50,000,000	50,000,000
Citibank N.A.	0.240%	5/12/15	50,000,000	50,000,000
Credit Agricole Corp.	0.340%	1/8/15	135,000,000	135,000,000
Credit Agricole Corp.	0.340%	1/22/15	100,000,000	100,000,000
Credit Agricole Corp.	0.240%	2/6/15	70,000,000	70,000,000
Credit Agricole Corp.	0.340%	2/20/15	97,000,000	97,000,000
Credit Suisse NY	0.320%	12/23/14	50,000,000	50,000,153
Mizuho Bank Ltd.	0.250%	12/10/14	50,000,000	50,000,000
Mizuho Bank Ltd.	0.230%	3/3/15	15,000,000	14,999,233
Mizuho Bank Ltd.	0.250%	5/13/15	75,000,000	75,000,000
Natixis NY	0.250%	3/2/15	50,000,000	50,000,000
Natixis NY	0.290%	3/2/15	117,000,000	117,000,000
Natixis NY	0.320%	3/20/15	15,000,000	15,002,264
Nordea Bank Finland PLC	0.240%	5/26/15	75,000,000	74,998,168
Norinchukin Bank	0.260%	2/9/15	100,000,000	100,000,000
Norinchukin Bank	0.260%	2/18/15	50,000,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.	0.200%	12/3/14	120,000,000	120,000,000
Royal Bank of Canada	0.270%	1/15/15	75,000,000	75,013,119	(c)
Royal Bank of Canada	0.199%	5/22/15	100,000,000	100,000,000	(c)
Royal Bank of Canada	0.244%	8/19/15	100,000,000	100,000,000	(c)
Skandinaviska Enskilda Banken AB	0.260%	3/23/15	95,000,000	94,998,525
Skandinaviska Enskilda Banken AB	0.250%	4/9/15	50,000,000	49,999,991
Standard Chartered Bank NY	0.300%	2/27/15	9,000,000	9,000,000
Standard Chartered Bank NY	0.280%	3/23/15	47,000,000	47,000,000
Standard Chartered Bank NY	0.260%	4/7/15	25,000,000	25,000,000
State Street Bank & Trust Co.	0.271%	10/22/15	68,000,000	68,000,000
Sumitomo Mitsui Banking Corp.	0.250%	2/13/15	50,000,000	50,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.260%	2/26/15	72,000,000	72,000,000
Svenska Handelsbanken AB	0.190%	1/5/15	69,000,000	69,000,335
Svenska Handelsbanken AB	0.220%	3/25/15	47,000,000	47,000,000
Toronto Dominion Bank NY	0.160%	1/15/15	170,000,000	170,000,000
Toronto Dominion Bank NY	0.150%	2/5/15	50,000,000	50,000,000
Toronto Dominion Bank NY	0.180%	3/23/15	47,000,000	47,000,000
Toronto Dominion Bank NY	0.270%	6/1/15	50,000,000	50,000,000
Toronto Dominion Bank NY	0.243%	8/24/15	80,000,000	80,000,000	(c)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Wells Fargo Bank N.A.	0.210%	12/12/14	$50,000,000	$50,000,000
Wells Fargo Bank N.A.	0.230%	4/6/15	100,000,000	100,000,000
Wells Fargo Bank N.A.	0.230%	5/11/15	127,250,000	127,250,000
Wells Fargo Bank N.A.	0.230%	5/19/15	25,000,000	25,000,000

Total Certificates of Deposit				3,969,267,973

Certificates of Deposit (Euro) - 0.3%
Standard Chartered Bank	0.430%	7/17/15	50,000,000	50,003,157

Commercial Paper - 39.7%
ANZ National International Ltd.	0.200%	2/3/15	167,000,000	166,940,622	(a)(b)
ANZ National International Ltd.	0.220%	5/14/15	95,000,000	94,904,789	(a)(b)
ASB Finance Ltd.	0.210%	1/16/15	75,000,000	74,979,875	(a)(b)
ASB Finance Ltd.	0.220%	2/27/15	65,000,000	64,965,044	(a)(b)
Automatic Data Processing	0.080%	12/3/14	175,000,000	174,999,222	(a)(b)
Bank Nederlandse Gemeenten NV	0.200%	12/10/14	50,000,000	49,997,500	(a)(b)
Bank of New York Mellon Corp.	0.070%	12/1/14	53,000,000	53,000,000	(a)(b)
BNP Paribas Finance Inc.	0.110%	12/1/14	148,000,000	148,000,000	(a)
BNP Paribas Finance Inc.	0.290%	1/6/15	14,619,000	14,614,761	(a)
BNZ International Funding Ltd.	0.160%	2/23/15	50,000,000	49,981,333	(a)(b)
BNZ International Funding Ltd.	0.230%	3/23/15	50,000,000	49,964,222	(a)(b)
BNZ International Funding Ltd.	0.255%	5/15/15	115,000,000	115,000,000	(b)
Caisse des Depots et Consignations	0.215%	12/8/14	175,000,000	174,992,684	(a)(d)
Caisse des Depots et Consignations	0.210%	12/18/14	90,000,000	89,991,075	(a)(d)
Caisse des Depots et Consignations	0.150%	2/17/15	50,000,000	49,983,750	(a)(d)
Caisse des Depots et Consignations	0.150%	2/18/15	60,000,000	59,980,250	(a)(d)
Chevron Corp.	0.070%	12/5/14	65,000,000	64,999,494	(a)(b)
Coca-Cola Co.	0.080%	1/20/15	5,000,000	4,999,445	(a)(b)
Coca-Cola Co.	0.200%	2/17/15	110,000,000	109,952,333	(a)(b)
Coca-Cola Co.	0.200%	2/18/15	50,000,000	49,978,056	(a)(b)
Coca-Cola Co.	0.200%	5/11/15	20,000,000	19,982,111	(a)(b)
Coca-Cola Co.	0.220%	6/8/15	55,175,000	55,111,273	(a)(b)
Commonwealth Bank of Australia	0.200%	12/16/14	144,000,000	143,988,000	(a)(b)
Commonwealth Bank of Australia	0.140%	1/30/15	100,000,000	99,976,667	(a)(b)
CPPIB Capital Inc.	0.140%	1/5/15	50,000,000	49,993,194	(a)(d)
CPPIB Capital Inc.	0.140%	1/6/15	35,000,000	34,995,100	(a)(d)
CPPIB Capital Inc.	0.140%	1/13/15	30,000,000	29,994,983	(a)(d)
DBS Bank Ltd.	0.230%	3/17/15	82,000,000	81,944,468	(a)(b)
Exxon Mobil Corp.	0.070%	1/5/15	250,000,000	249,982,986	(a)
Exxon Mobil Corp.	0.080%	1/8/15	60,000,000	59,994,933	(a)
General Electric Capital Corp.	0.200%	2/5/15	20,000,000	19,992,667	(a)
Government of Quebec	0.090%	1/12/15	35,000,000	34,996,325	(a)(b)
HSBC Bank PLC	0.276%	12/2/14	100,000,000	99,999,236	(a)(b)
HSBC Bank PLC	0.261%	2/27/15	50,000,000	49,968,222	(a)(b)
ING U.S. Funding LLC	0.290%	2/20/15	19,890,000	19,877,022	(a)
ING U.S. Funding LLC	0.210%	2/27/15	37,905,000	37,885,542	(a)
ING U.S. Funding LLC	0.300%	3/13/15	50,000,000	49,957,500	(a)
JPMorgan Securities LLC	0.250%	2/3/15	90,000,000	89,960,000	(a)(b)
JPMorgan Securities LLC	0.250%	2/10/15	45,000,000	44,977,813	(a)(b)
JPMorgan Securities LLC	0.331%	3/6/15	50,000,000	49,956,458	(a)
JPMorgan Securities LLC	0.250%	3/19/15	100,000,000	99,925,000	(a)(b)
JPMorgan Securities LLC	0.331%	6/15/15	100,000,000	99,820,333	(a)(b)
JPMorgan Securities LLC	0.331%	7/15/15	100,000,000	99,792,834	(a)(b)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.100%	2/17/15	80,000,000	79,982,667	(a)
Lloyds Bank PLC	0.060%	12/1/14	572,000,000	572,000,000	(a)
Microsoft Corp.	0.110%	1/14/15	180,000,000	179,975,800	(a)(b)
Microsoft Corp.	0.120%	2/5/15	210,000,000	209,953,799	(a)(b)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Natexis Banques Populaires U.S.	0.160%	12/1/14	$13,000,000	$13,000,000	(a)
National Australia Funding	0.100%	12/10/14	140,000,000	139,996,500	(a)(b)
National Australia Funding	0.120%	1/15/15	30,000,000	29,995,500	(a)(b)
Nordea Bank AB	0.225%	4/14/15	67,000,000	66,943,888	(a)(b)
Nordea Bank AB	0.240%	5/19/15	70,000,000	69,921,133	(a)(b)
NRW Bank	0.095 - 0.100%	1/20/15	399,250,000	399,194,959	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	0.240%	12/2/14	50,000,000	49,999,667	(a)
Oversea-Chinese Banking Corp. Ltd.	0.240%	2/11/15	35,000,000	34,983,200	(a)
Oversea-Chinese Banking Corp. Ltd.	0.190%	3/2/15	78,000,000	77,962,539	(a)
Oversea-Chinese Banking Corp. Ltd.	0.220%	5/4/15	50,000,000	49,952,945	(a)
Precision Castparts Corp.	0.100%	12/1/14	30,000,000	30,000,000	(a)(b)
Province of Ontario	0.080%	1/20/15	25,000,000	24,997,222	(a)
Skandinaviska Enskilda Banken AG	0.240%	12/11/14	50,000,000	49,996,667	(a)(b)
Skandinaviska Enskilda Banken AG	0.260%	3/6/15	94,000,000	93,935,505	(a)(b)
Skandinaviska Enskilda Banken AG	0.220%	3/23/15	75,000,000	74,948,667	(a)(b)
Skandinaviska Enskilda Banken AG	0.260%	4/6/15	41,200,000	41,162,508	(a)(b)
Svenska Handelsbanken AB	0.175%	2/23/15	50,000,000	49,979,583	(a)(b)
Svenska Handelsbanken AB	0.220%	3/9/15	65,000,000	64,961,072	(a)(b)
Toyota Motor Credit Corp.	0.210%	5/1/15	50,000,000	49,955,958	(a)
Toyota Motor Credit Corp.	0.220%	5/11/15	50,000,000	49,950,806	(a)
United Overseas Bank Ltd.	0.281%	2/24/15	100,000,000	99,933,889	(a)(b)
United Overseas Bank Ltd.	0.260%	3/18/15	60,000,000	59,953,633	(a)(b)
United Overseas Bank Ltd.	0.291%	6/22/15	50,000,000	49,918,236	(a)(b)
USAA Capital Corp.	0.070%	12/3/14	200,000,000	199,999,222	(a)
Wal-Mart Stores Inc.	0.070%	12/2/14	85,000,000	84,999,835	(a)(b)
Westpac Banking Corp.	0.255%	11/20/15	100,000,000	100,000,000	(b)

Total Commercial Paper				6,383,852,522

Corporate Bonds & Notes - 0.9%
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	42,150,000	42,707,805
Wells Fargo Bank N.A.	0.373%	11/20/15	100,000,000	100,000,000	(c)

Total Corporate Bonds & Notes				142,707,805

Medium-Term Notes - 0.5%
Royal Bank of Canada	1.150%	3/13/15	30,000,000	30,070,737
Royal Bank of Canada	0.443%	4/29/15	45,000,000	45,041,275	(c)

Total Medium-Term Notes				75,112,012

Time Deposits - 23.6%
Bank of Tokyo Mitsubishi	0.060%	12/1/14	209,071,000	209,071,000
CIBC Grand Cayman	0.060%	12/1/14	150,000,000	150,000,000
Commonwealth of Australia	0.080%	12/1/14	116,000,000	116,000,000
DnB NOR Bank ASA	0.060%	12/1/14	360,642,000	360,642,000
National Bank of Canada	0.060%	12/1/14	250,000,000	250,000,000
Natixis Grand Cayman	0.070%	12/1/14	200,000,000	200,000,000
Nordea Finland Grand Cayman	0.050%	12/1/14	409,000,000	409,000,000
Northern Trust Corp.	0.060%	12/1/14	500,000,000	500,000,000
NRW Bank	0.090%	12/1/14	200,000,000	200,000,000
Skandinaviska Enskilda Cayman	0.070%	12/1/14	108,000,000	108,000,000
Standard Chartered Bank NY	0.080%	12/1/14	491,323,000	491,323,000
Svenska Handelsbanken Grand Cayman	0.060%	12/1/14	288,000,000	288,000,000
Swedbank Grand Cayman	0.060%	12/1/14	513,000,000	513,000,000

Total Time Deposits				3,795,036,000

U.S. Government Agencies - 2.6%
Federal Home Loan Bank (FHLB), Discount Notes	0.090%	4/24/15	170,000,000	169,938,800	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.080%	1/28/15	78,755,000	78,744,849	(a)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal National Mortgage Association (FNMA), Discount Notes	0.075%	4/15/15	$71,275,000	$71,254,954	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.085%	5/1/15	100,000,000	99,964,347	(a)

Total U.S. Government Agencies				419,902,950

U.S. Treasury Notes - 4.0%
U.S. Treasury Notes	0.065%	1/31/16	334,000,000	333,944,553	(c)
U.S. Treasury Notes	0.089%	4/30/16	95,370,000	95,371,759	(c)
U.S. Treasury Notes	0.090%	7/31/16	25,000,000	24,999,578	(c)
U.S. Treasury Notes	0.073%	10/31/16	185,000,000	184,972,125	(c)

Total U.S. Treasury Notes				639,288,015

Repurchase Agreements - 3.0%
Bank of America Corp., tri-party repurchase agreement dated 11/28/14; Proceeds at maturity - $270,260,625; (Fully collateralized by various corporate bonds and notes, 0.000% to 7.250% due 12/9/14 to 1/18/57; Market value - $281,193,162)	0.250%	4/16/15	270,000,000	270,000,000

Barclays Capital Inc., repurchase agreement dated 11/28/14; Proceeds at maturity - $5,799,029; (Fully collateralized by various U.S. government obligations, 0.000% due 1/15/15 to 5/21/15; Market value - $5,915,041)	0.060%	12/1/14	5,799,000	5,799,000

Federal Reserve Bank of New York tri-party repurchase agreement dated 11/28/14; Proceeds at maturity - $200,001,167; (Fully collateralized by U.S. government obligations, 3.125% due 2/15/42; Market value - $200,001,222)	0.070%	12/1/14	200,000,000	200,000,000

Total Repurchase Agreements				475,799,000

TOTAL INVESTMENTS - 99.5% (Cost - $15,990,962,034#)				15,990,962,034
Other Assets in Excess of Liabilities - 0.5%				77,115,080

TOTAL NET ASSETS - 100.0%				$16,068,077,114

(a)	Rate shown represents yield-to-maturity.

(b)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$15,990,962,034	—	$15,990,962,034

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The new rules will take effect in stages over the next two years.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 23, 2015